SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	5,402,961	30,336	787,717
Options granted, exercise price	$ 4.54	$ 12.64	$ 19.29
Options outstanding	8,066,749	4,351,487	4,483,793	3,946,484
Options outstanding, exercise price	$ 6.31	$ 15.21	$ 14.97	$ 14.82
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	7 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Exercisable period	10 years
Old Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	446,000
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	7 years
Options outstanding	2,110,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	7 years
Options outstanding	5,387,000
Independent Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, per participant	10,000
Vesting period	3 years
Options outstanding	123,700
Independent Directors Plan [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Exercisable period	10 years
Options granted	10,000
Israeli Banks, Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	309,400
Options granted, exercise price	$ 37.40